Earnings Per Share - Computation of Basic and Diluted Earnings Attributable to Common Shareholders Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net profit attributable to APWC from continuing operations	$ 2,928	$ 8,720	$ 2,853
Net profit attributable to APWC	$ 2,928	$ 8,720	$ 2,853
Denominator:
Weighted-average common shares outstanding – basic and diluted	13,819,669	13,819,669	13,819,669
Earnings per share – basic and diluted
Continuing operations	$ 0.21	$ 0.63	$ 0.21
Total earnings per share – basic and diluted	$ 0.21	$ 0.63	$ 0.21